SUBSEQUENT EVENTS (Details) ₽ in Billions	1 Months Ended
Feb. 29, 2020 RUB (₽)
Purchase of stake in Zelenaya Tochka | Achemar Holdings Limited and Clarkia Holdings Limited
Subsequent events
Percentage of investment in joint venture	51.00%
Purchase of stake in Zelenaya Tochka | Achemar Holdings Limited
Subsequent events
Ownership interest acquired (as a percentage)	51.00%
Purchase of stake in Zelenaya Tochka | Clarkia Holdings Limited
Subsequent events
Ownership interest acquired (as a percentage)	51.00%
Exchange-traded bonds | Ruble bonds placement
Subsequent events
Bonds issued	₽ 15
Annual coupon rate	6.60%
Maturity of bonds	7 years